Loans and Allowance for Losses and Concentrations of Credit Risk - Concentrations of Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	$ 5,163,080	[1]	$ 4,747,289	[1]
Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	2,666,857	[1]	2,171,349	[1]
Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	907,824	[1]	882,532	[1]
Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,246,105	[1]	1,287,741	[1]
Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	162,743	[1]	201,865	[1]
Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	170,918	[1]	191,786	[1]
Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	8,633	[1]	12,016	[1]
Commodity and Collateral Type Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	5,163,080		4,747,289
Commodity and Collateral Type Risk [Member] | Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	2,666,857		2,171,349
Commodity and Collateral Type Risk [Member] | Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	907,824		882,532
Commodity and Collateral Type Risk [Member] | Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,246,105		1,287,741
Commodity and Collateral Type Risk [Member] | Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	162,743		201,865
Commodity and Collateral Type Risk [Member] | Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	170,918		191,786
Commodity and Collateral Type Risk [Member] | Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	8,633		12,016
Geographic Concentration Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	5,163,080	[2]	4,747,289	[2]
Geographic Concentration Risk [Member] | Northwest [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	524,034	[2]	456,522	[2]
Geographic Concentration Risk [Member] | Southwest [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,752,109	[2]	1,781,822	[2]
Geographic Concentration Risk [Member] | Mid-North [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,702,668	[2]	1,298,148	[2]
Geographic Concentration Risk [Member] | Mid-South [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	601,359	[2]	589,418	[2]
Geographic Concentration Risk [Member] | Northeast [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	231,731	[2]	261,756	[2]
Geographic Concentration Risk [Member] | Southeast [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	351,179	[2]	359,623	[2]
Original Loan To Value Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	5,163,080		4,747,289
Original Loan To Value Risk [Member] | Financing Receivables, Original Loan-To-Value Ratio, Range One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,375,758		1,338,715
Financing Receivables, Loan-To-Value Ratio Range, Lower Range Limit	0.00%
Financing Receivables, Loan-To-Value Ratio Range, Upper Range Limit	40.00%
Original Loan To Value Risk [Member] | Financing Receivables, Original Loan-To-Value Ratio, Range Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,099,033		851,980
Financing Receivables, Loan-To-Value Ratio Range, Lower Range Limit	40.01%
Financing Receivables, Loan-To-Value Ratio Range, Upper Range Limit	50.00%
Original Loan To Value Risk [Member] | Financing Receivables, Original Loan-To-Value Ratio, Range Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,431,562		1,296,225
Financing Receivables, Loan-To-Value Ratio Range, Lower Range Limit	50.01%
Financing Receivables, Loan-To-Value Ratio Range, Upper Range Limit	60.00%
Original Loan To Value Risk [Member] | Financing Receivables, Original Loan-To-Value Ratio, Range Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,113,427		1,091,427
Financing Receivables, Loan-To-Value Ratio Range, Lower Range Limit	60.01%
Financing Receivables, Loan-To-Value Ratio Range, Upper Range Limit	70.00%
Original Loan To Value Risk [Member] | Financing Receivables, Original Loan-To-Value Ratio, Range Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	110,828		122,259
Financing Receivables, Loan-To-Value Ratio Range, Lower Range Limit	70.01%
Financing Receivables, Loan-To-Value Ratio Range, Upper Range Limit	80.00%
Original Loan To Value Risk [Member] | Financing Receivables, Original Loan-To-Value Ratio, Range Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	$ 32,472		$ 46,683
Financing Receivables, Loan-To-Value Ratio Range, Lower Range Limit	80.01%
Financing Receivables, Loan-To-Value Ratio Range, Upper Range Limit	90.00%

[1]	Amounts represent unpaid principal balance of risk-rated loans, which is the basis Farmer Mac uses to analyze its portfolio, and recorded investment of past due loans.
[2]	Geographic regions: Northwest (AK, ID, MT, OR, WA, WY); Southwest (AZ, CA, CO, HI, NM, NV, UT); Mid-North (IA, IL, IN, MI, MN, NE, ND, SD, WI); Mid-South (AR, KS, LA, MO, OK, TX); Northeast (CT, DE, KY, MA, MD, ME, NH, NJ, NY, OH, PA, RI, VA, VT, WV); Southeast (AL, FL, GA, MS, NC, SC, TN). Amounts by geographic region as of December 31, 2012 have been restated to reflect the current regional classifications.